Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 29, 2011	Apr. 30, 2010	Apr. 24, 2009
Income Tax Disclsosure [Abstract]
Deferred Tax Assets, Valuation Allowance, Total	$ 275	$ 238
Medicare Prescription Drug Benefit Elimination Tax Cost		15
Income Tax Benefit, Reversal of Excess Tax Accruals	67		132
Undistributed Foreign Earnings	14,912	12,373	9,738
Unrecognized Tax Benefits That Would Impact Effective Tax Rate	685	459	360
Unrecognized Tax Benefits Income Tax Penalties And Interest Accrued	80	94	73
Income Tax Examination, Interest Expense	12	14	18
Components of earning before income taxes
U.S.	1,447	1,557	984
International	2,276	2,412	1,456
Earnings before income taxes	3,723	3,969	2,440
Current Income Tax Expense (Benefit) [Abstract]
U.S.	379	527	264
International	189	239	291
Total current tax expense	568	766	555
Deferred Income Tax Expense Benefit Abstract
U.S.	49	106	(51)
International	10	(2)	(134)
Net deferred tax expense (benefit)	59	104	(185)
Provision for income taxes	627	870	370
Deferred tax assets:
Inventory (intercompany profit in inventory and excess of tax over book valuation)	366	426
Stock-based compensation	233	214
Pension and post-retirement benefits	124	150
Federal and state benefit on uncertain tax positions	133	133
Unrealized loss on equity investments	17	16
Accrued liabilities	169	130
Net operating loss and credit carryforwards	149	119
Unrealized currency loss		28
Allowance for doubtful accounts	11	14
Convertible debt interest	5	14
Warranty reserves	12	11
Other	135	118
Total deferred tax assets (net of valuation allowance)	1,354	1,373
Deferred tax liabilities:
Intangible assets	(691)	(652)
Realized loss on derivative financial instruments	(112)	(113)
Unrealized gain on available for sale securities and derivative financial instruments	(10)	(62)
Accumulated depreciation	(89)	(43)
Other	(41)	(48)
Total deferred tax liabilities	(969)	(918)
Deferred tax assets, net	385	455
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
U.S. Federal statutory tax rate	35.00%	35.00%	35.00%
Increase (decrease) in tax rate resulting from:
U.S. state taxes, net of Federal tax benefit	0.30%	0.50%	0.60%
Research and development credit	(1.20%)	(0.60%)	(1.60%)
Domestic production activities	(0.50%)	(0.30%)	(0.50%)
International	(19.10%)	(16.70%)	(20.70%)
Impact of special charges, restructuring charges, certain litigation charges, net and acquisition-related items	2.30%	2.00%	9.50%
Reversal of excess tax accruals	(1.70%)		(5.40%)
Retiree medical subsidy law change		0.40%
Other, net	2.30%	1.60%	(1.70%)
Effective tax rate	16.80%	21.90%	15.20%
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross unrecognized tax benefits at begining of fiscal year	538	431	455
Gross increases:
Prior year tax positions	151	51	3
Current year tax positions	172	74	106
Gross decreases:
Prior year tax positions	(57)	(14)	(116)
Settlements	(32)	(4)	(15)
Statute of limitation lapses	(3)		(2)
Gross unrecognized tax benefits at end of fiscal year	$ 769	$ 538	$ 431